Subsequent Events (Details) - Mar. 12, 2025 $ in Thousands	USD ($)	HKD ($)
Subsequent Event [Member] | Share Transfer Agreement [Member]
Subsequent Events [Line Items]
Total consideration	$ 2,130	$ 16,573,925